Provision for tax, civil and labor losses and Judicial deposits and escrow accounts - Vasta Platform (Successor) (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 153,714	R$ 149,600
Total		172,748	172,932
Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[2]		15,482	R$ 10,028
Indemnification asset	[3]		149,600	149,600
Total			172,932	168,452
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		2,003	5,476
Cogna Group | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Indemnification asset			5,476	6,681
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		2,004	1,419
Tax proceedings | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings			1,419	1,410
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings			955
Labor proceedings | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings			955	733
Escrow-account (ii)
Disclosure of contingent liabilities [line items]
Indemnification asset	[4]	R$ 15,027	15,482
Escrow-account (ii) | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Total			R$ 172,932	R$ 168,452

[1]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	Refers to guarantees received in past business combinations related to loss contingencies whose likelihood of loss is probable, and therefore which responsibility lies with the former owners. According to the Sale Agreement, these former owners would reimburse the Business in case of payments are required if and when contingencies materialize.
[3]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos by Cogna Group and recognized at the date of the business combination disclosed at note 2, in order to indemnify the Business for any and all losses that may be incurred related to all contingencies or lawsuits events related to the Predecessor up to the maximum amount of R$149.6 million. At December 31, 2019, the Business and its Parent Entity signed an agreement to legally bind this indemnification. See note 19b.
[4]	Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.